Angel Oak Strategic Credit Fund
Schedule of Investments
April 30, 2021 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 22.53%
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	$100,000	$103,145
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	150,000	151,404
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	500,000	507,977
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.170%, 5/15/2029 (a)	220,000	221,012
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	209,810
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	261,504
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	250,000	257,576
Hertz Vehicle Financing II LP, Series 2016-2A, Class D, 5.970%, 3/25/2022 (a)	300,000	301,276
Hertz Vehicle Financing II LP, Series 2019-3A, Class D, 5.000%, 12/25/2025 (a)	100,000	100,425
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(b)	235,369	218,378
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(b)	65,461	63,154
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	264,132
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/20/2030 (a)	420,000	434,147
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (a)	100,000	106,859
TOTAL ASSET-BACKED SECURITIES - (Cost ― $3,041,338)		3,200,799

Collateralized Loan Obligations ― 12.26%
Diamond CLO Ltd., Series 2019-1A, Class E, 8.226% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(c)	500,000	496,245
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.558% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(c)	250,000	247,878
Monroe Capital CLO Ltd., Series 2019-1A, Class E, 8.508% (3 Month LIBOR USD + 8.150%), 5/22/2031 (a)(c)	250,000	248,789
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 9.032% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(c)	500,000	500,316
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 8.302% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(c)	250,000	248,805
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $1,680,212)		1,742,033

Commercial Mortgage-Backed Securities ― 8.65%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(c)	250,000	252,213
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(c)	175,000	175,463
X-CALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	250,000	249,688
X-CALI Mortgage Trust, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/1/2024 (a)(c)	50,000	49,814
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/6/2023 (a)(c)	500,000	501,336
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $1,225,000)		1,228,514

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.96%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.611% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(c)	153,808	136,154
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $137,059)		136,154

Corporate Obligations ― 2.55%
Financial ― 2.55%
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (a)	50,000	55,969
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	305,361
TOTAL CORPORATE OBLIGATIONS - (Cost ― $349,545)		361,330

Residential Mortgage-Backed Securities ― 33.40%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.528%, 12/25/2046 (d)(e)	1,211,794	110,035
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (f)	319,856	148,871
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.106% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(c)	250,000	247,117
Chase Mortgage Reference Notes, Series 2021-CL1, Class M5, 3.660% (SOFR30A + 3.650%), 3/27/2051 (a)(c)	71,311	72,052
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.706% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(c)	252,662	265,543
Chase Mortgage Referent Notes, Series 2021-CL1, Class B, 6.910% (SOFR30A + 6.900%), 3/27/2051 (a)(c)	75,000	75,780
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.243%, 2/25/2035 (d)(e)	2,850,700	101,984
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.606% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	257,954	128,915
CSMC Trust, Series 2017-RPL1, Class B4, 3.032%, 7/25/2057 (a)(d)	1,580,605	277,018
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.289%, 11/19/2044 (d)(e)	555,038	32,135
Eagle RE Ltd., Series 2019-1, Class M2, 3.406% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(c)	150,000	152,414
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.458%, 10/25/2050 (a)(d)	1,645,531	646,862
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.833%, 5/25/2051 (a)(d)	1,000,000	352,577
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036 (f)	44,720	21,651
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (d)	143,446	78,013
Home RE Ltd., Series 2019-1, Class M2, 3.356% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(c)	250,000	250,532
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.346%, 5/25/2049 (a)(d)	228,652	142,164
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 0.394%, 3/25/2050 (a)(d)	268,023	168,610
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.106% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(c)	300,000	305,232
Mortgage Insurance-Linked Notes, Series 2020-2, Class M1C, 4.706% (1 Month LIBOR USD + 4.600%), 10/25/2030 (a)(c)	350,000	359,158
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.575%, 9/25/2059 (a)(d)	176,663	122,459
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(d)	270,000	280,325
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(d)	400,000	405,574
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,656,199)		4,745,021

Residential Mortgage-Backed Securities - U.S. Government Agency ― 18.14%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.506% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(c)	500,000	507,032
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.356% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(c)	300,000	313,031
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.150%, 8/25/2048 (a)(d)	42,483	41,249
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.489%, 11/25/2048 (a)(d)	398,434	394,326
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.806% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(c)	93,787	94,285
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.606% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(c)	700,000	702,625
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.106% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(c)	250,000	246,875
STACR Trust, Series 2018-HRP1, Class B2, 11.856% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(c)	241,939	276,869
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $2,487,220)		2,576,292

Short-Term Investments ― 1.60%	Shares
Money Market Funds ― 1.60%
First American Government Obligations Fund, Class U, 0.031% (g)(h)	227,332	227,332
TOTAL SHORT-TERM INVESTMENTS (Cost ― $227,332)		227,332
TOTAL INVESTMENTS ― 100.09% (Cost ― $13,803,905)		14,217,475
Liabilities in Excess of Other Assets ― (0.09%)		(12,180)
NET ASSETS ― 100.00%		$14,205,295

LIBOR	London Inter-Bank Offered Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2021, the value of these securities amounted to $13,368,539 or 94.11% of net assets.

(b)	Principal only security.
(c)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2021.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2021.
(e)	Interest only security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2021.
(g)	Rate disclosed is the seven-day yield as of April 30, 2021.
(h)	$63,082 of this security has been pledged as collateral in connection with open futures contracts.

Schedule of Open Futures Contracts
	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Short Futures Contracts
3 Year ERIS Aged Standard Swap Future	December 2021	(5)	$(522,894)	$(26,394)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(615,364)	(35,044)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	(111,106)	(7,879)
Total				$(69,317)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$3,200,799	$-	$3,200,799
Collateralized Loan Obligations	-	1,742,033	-	1,742,033
Commercial Mortgage-Backed Securities	-	1,228,514	-	1,228,514
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	136,154	-	136,154
Corporate Obligations	-	361,330	-	361,330
Residential Mortgage-Backed Securities	-	4,745,021	-	4,745,021
Residential Mortgage-Backed Securities - U.S. Government Agency	-	2,576,292	-	2,576,292
Short-Term Investments	227,332	-	-	227,332
Total	$227,332	$13,990,143	$-	$14,217,475
Other Financial Instruments*
Liabilities
Futures Contracts	$69,317	$-	$-	$69,317

*Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2021, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended April 30, 2021, was ($1,249,566).